Segall Bryant & Hamill Colorado Tax Free Fund
SEGALL BRYANT & HAMILL COLORADO TAX FREE FUND (formerly Westcore Colorado Tax-Exempt Fund)
Investment Objective
The Segall Bryant & Hamill Colorado Tax Free Fund (the "Fund") seeks income exempt from both federal and Colorado state personal income taxes.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Segall Bryant & Hamill Colorado Tax Free Fund - USD ($)	Retail Class	Institutional Class
Annual Account Maintenance Fee (for Retail Class accounts under $750)	$ 12

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Segall Bryant & Hamill Colorado Tax Free Fund		Retail Class		Institutional Class
Management Fees		0.40%		0.40%
Distribution (12b-1) Fees		none		none
Other Expenses		0.42%		0.24%
Acquired Fund Fees and Expenses	[1]	0.01%		0.01%
Total Annual Fund Operating Expenses		0.83%		0.65%
Fee Waiver and Expense Reimbursement		(0.17%)	[2]	(0.14%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement		0.66%	[2]	0.51%	[3]
[1]	The Fund's shareholders indirectly bear the expenses of the other funds in which the Fund invests (Acquired Funds). The operating expenses in this fee table may not correlate to the expense ratio in the Financial Highlights in this Fund's prospectus because the Financial Highlights include only the operating expenses incurred by the Fund, not the indirect costs of investing in the Acquired Funds.
[2]	From May 1, 2018 until at least April 30, 2020, for the Fund's Retail Class, Segall Bryant & Hamill, LLC (the "Adviser") has contractually agreed to waive the investment advisory and/or administration fees and/or to reimburse other expenses, so that the ratio of expenses to average net assets as reported in the Fund's Financial Highlights will be no more than 0.65% for such period. This agreement may not be terminated or modified by the Adviser prior to April 30, 2020 without the approval of the Board of Trustees.
[3]	From May 1, 2018 until at least April 30, 2020, for the Fund's Institutional Class, the Adviser has contractually agreed to waive the investment advisory and/or administration fees and/or to reimburse other expenses in the same proportion as the Retail Class waivers/reimbursements in footnote 2 above and also to waive or reimburse Institutional Class-specific Other Expenses, but only to the extent that after applying the waiver/reimbursements described in this sentence, the excess of the net Retail Class expense ratio over the net Institutional Class expense ratio does not exceed 25 basis points. If after applying the waivers/reimbursements discussed above, the excess of the net Retail Class expense ratio over the net Institutional Class expense ratio is less than 15 basis points, then the Adviser agrees to waive/reimburse such that the excess equals 15 basis points. This agreement may not be terminated or modified by the Adviser prior to April 30, 2020 without the approval of the Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Retail Class shares or the Institutional Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's total annual operating expenses remain the same. This Example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for years two through ten.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Segall Bryant & Hamill Colorado Tax Free Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Retail Class	67	248	444	1,009
Institutional Class	52	194	348	797

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. A higher turnover rate may also result in higher taxes when Fund shares are held in a taxable account. During the most recent fiscal year, the Fund's portfolio turnover rate was 64% of the average value of its portfolio.

Principal Investment Strategies of the Fund
•	The Fund focuses primarily on investment-grade quality municipal bonds that are rated in one of the three highest investment-grade categories at the time of purchase by one or more nationally recognized rating agencies such as Moody's or Standard & Poor's ("Rating Agencies").
•	Under normal circumstances, the Fund will invest at least eighty percent (80%) of the value of its net assets, plus any borrowings for investment purposes, in securities, the income from which is exempt from both federal and Colorado state income tax.
•	Under normal circumstances, a minimum of 80% of the portfolio will be rated investment-grade at the time of purchase.
•	The Fund may invest up to twenty percent (20%) of its total assets in municipal bonds rated below investment grade.
•	The Fund may invest in unrated bonds. The portfolio management team determines the comparable quality of such instruments to determine if they meet the Fund's rating requirements.
•	The Fund may also invest in interest rate futures to vary the Fund's average-weighted effective maturity based on the portfolio management team's forecast of interest rates.
•	The team researches the financial condition of various counties, public projects, school districts, and taxing authorities to seek to fully understand the issuer's ability to generate revenues or levy taxes in order to meet its obligations.
•	Given the Fund's tax-exempt focus, the team also strives to maintain a low portfolio turnover in an effort to minimize the Fund's capital gain distributions.
•	In addition, the team generally avoids investing in municipal bonds that are subject to the Alternative Minimum Tax but may do so if they believe they provide sufficient relative value.
•	The team seeks to purchase securities from many areas of Colorado to reduce the economic risk to the portfolio from any particular local economy within the state.
•	Securities may be sold when conditions have changed and the security's prospects are no longer attractive, the security has achieved the team's valuation target or better relative investment opportunities have been identified. However, an important consideration in all sell decisions is whether the sale would generate a possible realized capital gain.

Principal Risks of Investing in the Fund
•	Below-Investment Grade Securities Risk: High-yield fixed income securities, sometimes referred to as "junk" bonds, are considered speculative. While generally providing greater income than investments in higher-quality securities, these lower quality securities involve greater risk to principal and income than higher-quality securities, including the possibility of default or bankruptcy of the issuers of the security. Like other fixed income securities, the value of high-yield securities will also fluctuate as interest rates rise.
•	Credit Risk: The Fund is subject to the risk that an issuer may be unable to make principal and interest payments when due or that the price of the security changes due to a downgrade in the credit quality of the issuer. Corporate bonds are generally subject to higher levels of credit risk than government bonds.
•	Derivatives Risk. The risks associated with the use of derivatives are different from, and may be greater than, the risks associated with investing in the underlying asset, index or security on which the derivative is based. In addition to the risks associated with specific types of derivatives, derivatives may be subject to the following risks: (i) Counterparty risk: the risk of loss due to the failure of the other party to the contract to make required payments or otherwise comply with contract terms; (ii) Liquidity risk: the risk that a portfolio may not be able to purchase or sell a derivative at the most advantageous time or price due to difficulty in finding a buyer or seller; (iii) Pricing or Valuation risk: the risk that a derivative may not be correctly priced within a portfolio due to the fluctuating nature of the underlying asset, index or rate; (iv) Correlation Risk: the risk that the fluctuations in value of a derivative will not correlate perfectly with that of the underlying asset, index or rate; and (v) Market Risk: gains and losses on investments in options and futures depend on the ability of the Adviser to correctly predict the direction of security prices, interest rates, and other economic factors.
•	Extension Risk: The Fund is subject to the risk that an issuer will exercise its right to pay principal on an obligation held by the Fund (such as a mortgage- or asset-backed security) later than expected. This may happen when there is a rise in interest rates. These events may lengthen the duration and potentially reduce the value of these securities.
•	Interest Rate Futures Risk: The Fund's use of interest rate futures from time to time may result in risks different from, or possibly greater than, the risks associated with investing directly in traditional investments. Interest rate futures are subject to a number of risks described elsewhere in this section, such as liquidity risk, interest rate risk and portfolio management risk. Interest rate futures also involve the risk that changes in the value of the instrument may not correlate exactly with the underlying assets.
•	Interest Rate Risk: A principal risk of investing in the Fund is that the value of a fixed income portfolio will generally decrease when interest rates rise, which means the Fund's net asset value ("NAV") will likewise decrease.
•	Liquidity Risk: The Fund is subject to additional risks in that it may invest in high-yield/high-risk bonds (commonly referred to as "junk" bonds). These are bonds rated below investment grade by a Rating Agency or are unrated and determined to be of comparable quality by the Adviser and may include bonds that are already in default. Lower quality bonds may be more difficult or impossible to sell at the time and price that the Fund would like, making the Fund subject to greater levels of liquidity risk than other bond funds that do not invest in such securities.
•	Market Risk: The Fund's exposure to securities can regularly affect the Fund's NAV and total return due to fluctuations in the overall movements in the markets. The financial crisis in the United States and many foreign economies over the past several years has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. These high degrees of volatility are most acute in circumstances where the issuer has financial difficulties, such as operational budgets that are structurally imbalanced, or has defaulted on or failed to make regularly scheduled payments. Certain Puerto Rican issuers in which the Fund invests, or may invest, may have these difficulties.
•	Municipal Securities Insurance Risk: Municipal securities insurance, which is usually purchased by the bond issuer from a private, nongovernmental insurance company, provides an unconditional and irrevocable guarantee that the insured bond's principal and interest will be paid when due. Insurance does not guarantee the price of the bond or the share price of any fund. Although defaults on insured municipal bonds have been low to date and municipal bond insurers have met their claims, there is no assurance this will continue.
•	Municipal Securities Risk: The Fund will be highly impacted by events tied to the overall municipal securities markets, which can be very volatile and significantly affected by unfavorable legislative or political developments and adverse changes in the financial conditions of municipal securities issuers and the economy. Certain sectors of the municipal bond market have special risks that can impact such sectors more significantly than the market as a whole. The securities in which the Fund invests may not be guaranteed by the United States government or supported by the full faith and credit of the United States.
•	Non-Diversification Risk: The Fund is a non-diversified fund even though the portfolio management team generally limits investments in any one issuer to less than 5% at the time of purchase. This is because many Colorado municipal securities are guaranteed by the State of Colorado, and as such, must be considered as being backed by the same entity. Funds that are considered non-diversified under the Investment Company Act of 1940 may be considered a greater risk when compared to a diversified fund.
•	Portfolio Management Risk: The Fund is subject to the risk that particular types of securities held will underperform other securities and/or may decline in value.
•	Prepayment Risk: A general decline in interest rates may result in prepayments of certain obligations the Fund will acquire. These prepayments may require the Fund to reinvest at a lower rate of return. They may also reduce the Fund's share price because the value of those securities may depreciate or may not appreciate as rapidly as debt securities, which cannot be prepaid.
•	Risk of Loss: You could lose money by investing in the Fund.
•	State Specific Risk: The Fund is subject to the risk that it concentrates its investments in instruments issued by or on behalf of the state of Colorado. Due to the level of investment in municipal obligations issued by the state of Colorado and its political subdivisions, the performance of the Fund will be closely tied to the economic and political conditions in the state of Colorado. Therefore, an investment in the Fund may be riskier than an investment in other types of municipal bond funds, such as a national tax-exempt fund.
•	Tax Risk: The Fund may be adversely impacted by changes in tax rates, tax laws and tax policies. Distributions from the Fund may be taxable. The qualification of bonds owned by the Fund as tax-exempt may be challenged by the IRS or by a state taxing authority because of interpretations by taxing authorities or noncompliant conduct of a municipality, and/or may be adversely affected by future legislative, administrative or judicial activity. In addition, a portion of the Fund's otherwise tax-exempt dividends may be taxable to those shareholders that are subject to the alternative minimum tax. Certain changes to the tax law enacted in 2017 could dampen the market for tax-exempt bonds.

Bar Chart and Performance Tables

The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund's Retail Class performance from year to year, and by showing how the Fund's average annual returns for one, five, and ten years for the Retail Class, and one year and since inception for the Institutional Class, compared with those of an unmanaged index of securities. The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available on www.sbhfunds.com or call toll-free (800) 392-2673.

Retail Class - Calendar Year Total Returns as of December 31 (%)

Highest Quarterly Return: 9/30/2009 5.37% Lowest Quarterly Return: 12/31/2010 (3.65)%
Average Annual Total Returns (for the Periods Ended December 31, 2017)

After-tax returns for the Retail Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns - Segall Bryant & Hamill Colorado Tax Free Fund	1 Year	5 Years	10 Years	Since Inception	Inception Date
Retail Class	5.12%	2.49%	3.75%
Retail Class | After Taxes on Distributions	5.01%	2.44%	3.72%
Retail Class | After Taxes on Distributions and Sales	4.05%	2.52%	3.62%
Retail Class | Barclays U.S. 10-Year Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	5.83%	3.13%	4.86%
Institutional Class	5.43%			1.96%	Apr. 29, 2016
Institutional Class | Barclays U.S. 10-Year Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	5.83%			1.72%	Apr. 29, 2016